CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 1,683	$ 1,448	$ 1,375
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	(156)	323	563
Depreciation and amortization expense	3,644	2,739	2,158
Mark-to-market, provisions and other	32	201	(147)
Deferred income tax expense	(324)	5	86
Changes in non-cash working capital, net	(226)	(638)	(904)
Cash from operating activities	4,653	4,078	3,131
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(2,523)	(10,747)	(479)
Disposal of subsidiaries and assets held for sale, net of cash disposed	77	602	198
Investments in associates and joint ventures	(350)	(1,098)	(864)
Disposal of investments in associates and joint ventures	0	1,107	275
Purchase of long lived assets	(4,975)	(2,487)	(2,775)
Disposal of long lived assets	609	162	41
Purchase of financial assets	(677)	(524)	(659)
Sale of financial assets	1,027	715	720
Net settlement of foreign exchange hedging items	37	0	178
Other inflows (outflows) of cash	(126)	(720)	0
Cash used by investing activities	(6,901)	(12,990)	(3,365)
Financing Activities
Distributions to general partner	(296)	(269)	(244)
Distributions to other unitholders	(1,348)	(1,247)	(1,174)
Subsidiary distributions to non-controlling interest	(1,454)	(2,247)	(751)
Capital provided (to) by non-controlling interest	(1,724)	8,195	293
Disposal of partial interest to non-controlling interest, net of taxes.	0	124	0
Net (repayment) proceeds from commercial paper program	(139)	525	33
Proceeds from corporate borrowings	448	513	995
Repayment of corporate borrowings	(531)	0	0
Proceeds from corporate credit facility	2,842	6,320	3,225
Repayment of corporate credit facility	(2,764)	(6,194)	(3,129)
Proceeds from non-recourse borrowings	24,322	13,703	8,885
Repayment of non-recourse borrowings	(15,607)	(9,213)	(6,392)
Settlement of deferred consideration	0	0	(1,224)
Net preferred units (redeemed) issued	0	0	(243)
Partnership units repurchased, net of costs and issuances	11	(13)	13
Lease liability repaid	(415)	(283)	(233)
Other financing activity	(733)	(495)	2
Cash from financing activities	2,612	9,419	56
Cash and cash equivalents
Change during the year	364	507	(178)
Impact of foreign exchange on cash	(150)	71	88
Cash reclassified as held for sale	0	0	(37)
Balance, beginning of year	1,857	1,279	1,406
Balance, end of year	$ 2,071	$ 1,857	$ 1,279